Schedule of Financial Risk Factors (Details)	Jan. 31, 2021 USD ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 605,150
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount	605,150
Accounts Payable and Accrued Liabilities [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Carrying amount	605,150
Gross carrying amount [member] | Accounts Payable and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	605,150
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	605,150
Contractual Cash Flows [Member] | Accounts Payable and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 605,150